Goodwill - Summary of Goodwill (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 3,357,524		₩ 2,949,530	₩ 2,938,563
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306,236		1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	764,082	₩ 405,639	358,443
Life and Security Holdings Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,176,274		1,173,382		₩ 1,155,037
Other acquisitions [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 110,932		₩ 111,469